Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Footnote) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 878.3
SPAIN
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 15.1
Carryforward term (in years)	P18Y
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 15.0
Carryforward term (in years)	P10Y
LUXEMBOURG
Operating Loss Carryforwards [Line Items]
Carryforward term (in years)	P17Y